Cash generated from operating activities (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Cash generated from operating activities
Profit/(loss) for the year	$ 41	$ (172)	$ (135)
Income tax (credit)/charge	(40)	66	48
Net finance expense	671	681	590
Depreciation and amortization	687	561	449
Exceptional operating items (Note 4)	149	145	89
Movement in working capital	99	131	100
Acquisition related, IPO, start up and other exceptional costs paid	(74)	(176)	(60)
Exceptional restructuring paid	(10)	(11)	(22)
Cash generated from operations	$ 1,523	$ 1,225	$ 1,059